K&L Gates LLP

One Lincoln Street

Boston, MA 02111

May 8, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Anu Dubey

Re:	Salient Alternative Strategies Master Fund

Amendment No. 6 to Registration Statement on Form N-2

(811-22387)

Dear Ms. Dubey:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (“1940 Act”) on behalf of the above captioned fund (the “Registrant”) is an amendment to the Registration Statement on Form N-2 (the “Registration Statement”). The filing represents an update to the Registration Statement solely to conform the Registration Statement to changes made to the Registration Statement on Form N-2 for Salient Alternative Strategies I Fund, which was recently declared effective by the Commission on April 30, 2013, and to make other routine updates. Other than conforming changes and routine updates, no material changes have been made to the Registration Statement. Registrant does not make a public offer and sells shares to its feeder funds in private placements.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada